One Commerce Square
                                                   Philadelphia, PA 19103

Delaware Investments
                                                  DELAWARE
                                                  INVESTMENTS
                                                  _______________

1933 Act Rule 497(j)
                                                     File No. 2-70164
                                                 1940 Act File No. 811-3120

June 30, 1998

Filed via EDGAR (CIK #0000320572)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-70164
     DELAWARE GROUP TAX-FREE MONEY FUND, INC.

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 23, the most recent post-effective amendment of Delaware Group Tax-Free Money Fund, Inc. Post-Effective Amendment No. 23 was filed electronically with the Commission on June 29, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Michael T. Pellegrino

Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel